Changes in Accounting Policies - Summary of Restatement Changes to Presentation of Financial Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Financial income	kr 1,295	kr 151	kr (50)
Financial expenses	(2,702)	(2,032)	(1,570)
Net foreign exchange gains and losses		(824)	405
Total	kr (1,802)	(2,705)	(1,215)
Previously stated [member]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Financial income		(316)	(372)
Financial expenses		(2,389)	(843)
Total		kr (2,705)	kr (1,215)